GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 9.68%
393,575	Interpublic Group of Cos Inc	$ 6,560,895
31,400	Madison Square Garden Entertainment Corp(a)	2,150,586
294,400	MSG Networks Inc Class A(a)	2,817,408
48,100	Omnicom Group Inc	2,380,950
108,133	ViacomCBS Inc Class B(b)	3,028,806
		16,938,645
Consumer, Cyclical — 14.16%
161,300	BorgWarner Inc	6,248,762
34,300	CarMax Inc(a)	3,152,513
49,500	Carnival Corp(b)	751,410
616,685	Mattel Inc(a)	7,215,214
63,200	Nordstrom Inc(b)	753,344
16,600	Vail Resorts Inc	3,551,902
86,200	Walgreens Boots Alliance Inc	3,096,304
		24,769,449
Consumer, Non-Cyclical — 19.82%
79,100	Cardinal Health Inc	3,713,745
13,077	Charles River Laboratories International Inc(a)	2,961,287
218,600	Envista Holdings Corp(a)	5,395,048
49,400	JM Smucker Co	5,706,688
33,300	Laboratory Corp of America Holdings(a)	6,269,391
53,700	Molson Coors Beverage Co Class B	1,802,172
207,400	Nielsen Holdings PLC	2,940,932
43,100	Zimmer Biomet Holdings Inc	5,867,634
		34,656,897
Energy — 0.83%
160,900	National Oilwell Varco Inc	1,457,754
Financial — 34.06%
163,500	Aflac Inc	5,943,225
91,770	BOK Financial Corp	4,727,073
81,250	CBRE Group Inc Class A(a)	3,816,312
129,200	Charles Schwab Corp	4,680,916
105,800	First American Financial Corp	5,386,278
25,500	Goldman Sachs Group Inc	5,124,735
50,731	Houlihan Lokey Inc	2,995,666
85,400	KKR & Co Inc(b)	2,932,636
184,900	Lazard Ltd Class A	6,110,945
94,025	Northern Trust Corp	7,331,129
74,500	Progressive Corp	7,052,915
16,594	Willis Towers Watson PLC	3,465,159
		59,566,989
Industrial — 19.38%
37,700	FLIR Systems Inc	1,351,545
201,800	Kennametal Inc	5,840,092
Shares		Fair Value
Industrial — (continued)
41,000	Keysight Technologies Inc(a)	$ 4,049,980
214,070	Knowles Corp(a)	3,189,643
17,700	Littelfuse Inc	3,138,918
27,700	Snap-on Inc	4,075,501
39,902	Stanley Black & Decker Inc	6,472,104
91,700	Stericycle Inc(a)	5,782,602
		33,900,385
TOTAL COMMON STOCK — 97.93% (Cost $182,341,704)		$171,290,119
GOVERNMENT MONEY MARKET MUTUAL FUNDS
82,000	BlackRock FedFund Institutional Class(c), 0.00%(d)	82,000
158,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.00%(d)	158,000
158,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.02%(d)	158,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.23% (Cost $398,000)		$398,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.16%
$1,821,602	Undivided interest of 2.58% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $ 1,821,602 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(c)	1,821,602

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,821,602	Undivided interest of 2.61% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $ 1,821,602 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(c)	$ 1,821,602
1,821,602	Undivided interest of 2.69% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $ 1,821,602 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(c)	1,821,602
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,807,107	Undivided interest of 7.20% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $1,807,107 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(c)	$ 1,807,107
TOTAL SHORT TERM INVESTMENTS — 4.16% (Cost $7,271,913)		$7,271,913
TOTAL INVESTMENTS — 102.32% (Cost $190,011,617)		$178,960,032
OTHER ASSETS & LIABILITIES, NET — (2.32)%		$(4,059,143)
TOTAL NET ASSETS — 100.00%		$174,900,889

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2020.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2020